Earnings Per Share (Narrative) (Details)	3 Months Ended		6 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010	Jul. 02, 2011	Mar. 31, 2011
Earnings Per Share (Abstract)
Antidilutive stock options to purchase common shares	101,183,700	70,336,500	103,395,500	59,622,300
Number of common shares issued	3,822,562,601		3,822,562,601		103,429,360	3,719,133,241